Summary of Significant Accounting Policies - Inventory (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Jan. 01, 2021
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Inventories	$ 238.9	$ 264.0	$ 183.8
Retained earnings	1,463.6	894.0	769.4
Current assets of discontinued operations	0.0	249.5	201.4
Revision of Prior Period, Accounting Standards Update, Adjustment
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Inventories	26.3	24.2	20.5	$ 19.4
Retained earnings	$ 19.5	42.7	36.0	35.3
Current assets of discontinued operations		$ 33.4	$ 28.1	$ 28.3